Tax - Summary of Reconciliation of Tax Paid to Total Current Tax Charge in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Tax Paid [abstract]
Current tax charge in the Group income statement	$ 176	$ 143	$ 34
Current tax (credit)/charge in the Group statement of comprehensive income	(2)		1
Total current tax charge	174	143	35
Movements to tax contingencies	10	(4)	8
Timing differences of cash tax paid and foreign exchange differences	27	(53)	(2)
Tax paid per cash flow	$ 211	$ 86	$ 41